UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2016

Date of reporting period:	5/31/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Financial Services Fund

SEMIANNUAL REPORT	MAY 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Financial Services Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Financial Services Fund

July 15, 2016

Prudential Financial Services Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–6.72	–18.68	5.42	71.01	—
Class B	–7.15	–19.32	1.72	59.31	—
Class C	–7.15	–19.32	1.73	59.32	—
Class R	–6.84	–18.92	N/A	N/A	17.19 (2/3/12)
Class Z	–6.61	–18.43	6.99	76.13	—
MSCI World Financials ex-Real Estate Index ND	–5.90	–11.14	23.39	–18.52	—
S&P Composite 1500 Index	1.96	1.50	72.29	106.36	—
Lipper Global Financial Services Funds Average	–5.04	–11.65	22.86	43.59	—

Average Annual Total Returns (With Sales Charges) as of 6/30/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–29.51	–1.56	3.94	—
Class B		–29.57	–1.28	3.80	—
Class C		–26.65	–1.13	3.80	—
Class R		–25.59	N/A	N/A	1.20 (2/3/12)
Class Z		–25.21	–0.15	4.84	—
MSCI World Financials ex-Real Estate Index ND		–17.66	3.07	–2.80	—
S&P Composite 1500 Index		3.64	11.94	7.53	—
Lipper Global Financial Services Funds Average		–16.81	3.12	2.77	—

Source: Prudential Investments LLC, MSCI, and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI World Financials ex-Real Estate Index ND—The Morgan Stanley Capital International World Financials ex-Real Estate ND Index (MSCI Finance ex-Real Estate Index) is an unmanaged, market capitalization-weighted index that monitors the performance of financial stocks from around the world. The Net Dividend (ND) version of the index reflects the impact of the maximum withholding taxes on reinvested dividends. The Index excludes real estate. The cumulative total return for the Index measured from the month-end closest to the inception date through 5/31/16 is 47.39% for Class R shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 7.15% for Class R shares.

S&P Composite 1500 Index—The Standard & Poor’s Composite 1500 Index (S&P 1500 Index) is an unmanaged index of over 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 5/31/16 is 74.85% for Class R shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 13.56% for Class R shares.

Prudential Financial Services Fund	5

Your Fund’s Performance (continued)

Lipper Global Financial Services Funds Average

The Lipper Global Financial Services Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Financial Services Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of companies engaged in providing financial services, including, but not limited to, banks, finance companies, insurance companies, and securities/brokerage firms. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/16 is 46.07% for Class R shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/16 is 7.10% for Class R shares.

An investor cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/16 (%)
Canadian Imperial Bank of Commerce (Canada), Diversified Banks	5.0
Capital One Financial Corp., Consumer Finance	4.4
PNC Financial Services Group, Inc. (The), Regional Banks	4.2
Amundi SA (France), Asset Management & Custody Banks	4.2
Citigroup, Inc., Diversified Banks	4.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/16 (%)
Diversified Banks	50.0
Asset Management & Custody Banks	11.2
Consumer Finance	6.5
Regional Banks	4.8
Specialized Finance	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2015, at the beginning of the period, and held through the six-month period ended May 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Financial Services Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Financial Services Fund		Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$932.80	1.47%	$7.10
	Hypothetical	$1,000.00	$1,017.65	1.47%	$7.41
Class B	Actual	$1,000.00	$928.50	2.17%	$10.46
	Hypothetical	$1,000.00	$1,014.15	2.17%	$10.93
Class C	Actual	$1,000.00	$928.50	2.17%	$10.46
	Hypothetical	$1,000.00	$1,014.15	2.17%	$10.93
Class R	Actual	$1,000.00	$931.60	1.67%	$8.06
	Hypothetical	$1,000.00	$1,016.65	1.67%	$8.42
Class Z	Actual	$1,000.00	$933.90	1.17%	$5.66
	Hypothetical	$1,000.00	$1,019.15	1.17%	$5.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended May 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.47	1.47
B	2.17	2.17
C	2.17	2.17
R	1.92	1.67
Z	1.17	1.17

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Financial Services Fund	9

Portfolio of Investments (unaudited)

as of May 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS

Asset Management & Custody Banks 11.2%
Amundi SA (France), 144A	156,902	$7,507,829
Anima Holding SpA (Italy), 144A	909,132	5,585,543
Julius Baer Group Ltd. (Switzerland)*	154,602	6,894,073

		19,987,445

Capital Markets 2.0%
Invesco Ltd.	116,288	3,651,443

Consumer Finance 6.5%
American Express Co.	56,262	3,699,789
Capital One Financial Corp.	107,284	7,857,480

		11,557,269

Diversified Banks 50.0%
Banca Popolare dell’Emilia Romagna SC (Italy)	978,129	4,954,622
Bank of America Corp.	401,564	5,939,132
Bank of Baroda (India)	1,691,031	3,581,808
Bank of Ireland (Ireland)*	12,122,253	3,698,072
Bank of Montreal (Canada)	60,200	3,778,137
Bank of Nova Scotia (The) (Canada)	89,900	4,397,137
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	19,750,600	3,759,265
BNP Paribas SA (France)	121,844	6,752,183
CaixaBank SA (Spain)	1,518,441	4,148,265
Canadian Imperial Bank of Commerce (Canada)	113,947	8,841,352
Citigroup, Inc.	159,258	7,416,645
Comerica, Inc.	124,501	5,863,997
FinecoBank Banca Fineco SpA (Italy)	545,192	3,983,729
ING Groep NV, CVA (Netherlands)	551,460	6,823,944
JPMorgan Chase & Co.	93,625	6,110,904
Permanent TSB Group Holdings PLC (Ireland)*	492,798	1,195,281
Societe Generale SA (France)	92,558	3,819,307
Van Lanschot NV, CVA (Netherlands)	206,728	3,965,661

		89,029,441

Diversified Capital Markets 4.1%
UBS Group AG (Switzerland)	474,883	7,336,556

Insurance 4.2%
Reinsurance Group of America, Inc.	40,928	4,057,602
XL Group PLC (Ireland)	101,565	3,488,758

		7,546,360

See Notes to Financial Statements.

Prudential Financial Services Fund	11

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Investment Banking & Brokerage 1.4%
Atlas Mara Ltd. (British Virgin Islands)*	520,767	$2,452,813

Multi-Line Insurance 2.7%
Hartford Financial Services Group, Inc. (The)	106,265	4,799,990

Property & Casualty Insurance 2.6%
Coface SA (France)	603,273	4,593,439

Regional Banks 4.8%
GronlandsBANKEN A/S (Greenland)	10,852	965,928
PNC Financial Services Group, Inc. (The)	83,964	7,534,929

		8,500,857

Software 1.5%
SS&C Technologies Holdings, Inc.	44,698	2,752,950

Specialized Finance 4.6%
Callidus Capital Corp (Canada)	337,800	3,742,886
Singapore Exchange Ltd. (Singapore)	794,400	4,475,271

		8,218,157

Thrifts & Mortgage Finance 0.7%
First National Financial Corp. (Canada)	53,800	1,226,280

TOTAL COMMON STOCKS (cost $168,898,209)		171,653,000

	Units
WARRANTS*

Investment Banking & Brokerage
Atlas Mara Ltd. (British Virgin Islands) expiring 12/17/17 (cost $4,913)	491,298	36,847

TOTAL LONG-TERM INVESTMENTS (cost $168,903,122)		171,689,847

	Shares
SHORT-TERM INVESTMENT 2.6%

MONEY MARKET FUND
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (cost $4,660,122)	4,660,122	4,660,122

TOTAL INVESTMENTS 98.9% (cost $173,563,244) (Note 5)		176,349,969
Other assets in excess of liabilities 1.1%		1,870,674

NET ASSETS 100.0%		$178,220,643

See Notes to Financial Statements.

12

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CVA—Certificate Van Aandelen (Bearer)

OTC—Over-the-counter

*	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
British Virgin Islands	$2,452,813	$—	$—
Canada	21,985,792	—	—
France	—	22,672,758	—
Greenland	965,928	—	—
India	—	3,581,808	—
Indonesia	3,759,265	—	—
Ireland	3,488,758	4,893,353	—
Italy	—	14,523,894	—
Netherlands	—	10,789,605	—
Singapore	—	4,475,271	—
Spain	—	4,148,265	—
Switzerland	—	14,230,629	—
United States	59,684,861	—	—
Warrants
British Virgin Islands	36,847	—	—
Money Market Fund	4,660,122	—	—

Total	$97,034,386	$79,315,583	$—

See Notes to Financial Statements.

Prudential Financial Services Fund	13

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,091,824	L1 to L2	Official Close to Model Price

The country allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2016 were as follows:

United States	36.1%
France	12.7
Canada	12.3
Italy	8.2
Switzerland	8.0
Netherlands	6.1
Ireland	4.7
Singapore	2.5
Spain	2.3
Indonesia	2.1%
India	2.0
British Virgin Islands	1.4
Greenland	0.5

98.9
Other assets in excess of liabilities	1.1

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated Investments	$36,847	—	$ —

See Notes to Financial Statements.

14

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2016 are as follows:

For the six months ended May 31, 2016, the Fund did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants*
Equity Contracts	$(24,565)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Financial Services Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2016

Assets
Investments at value:
Unaffiliated investments (cost $173,563,244)	$176,349,969
Foreign currency, at value (cost $448,219)	448,822
Receivable for investments sold	1,594,496
Receivable for Fund shares sold	522,507
Dividends receivable	207,667
Tax reclaim receivable	45,465
Prepaid expenses	601

Total assets	179,169,527

Liabilities
Payable for Fund shares reacquired	629,102
Accrued expenses and other liabilities	136,120
Management fee payable	112,248
Distribution fee payable	59,415
Affiliated transfer agent fee payable	11,999

Total liabilities	948,884

Net Assets	$178,220,643

Net assets were comprised of:
Common stock, at par	$163,000
Paid-in capital in excess of par	199,194,725

199,357,725
Undistributed net investment income	2,203,887
Accumulated net realized loss on investment and foreign currency transactions	(26,125,975)
Net unrealized appreciation on investments and foreign currencies	2,785,006

Net assets, May 31, 2016	$178,220,643

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($89,451,208 ÷ 8,030,274 shares of common stock issued and outstanding)	$11.14
Maximum sales charge (5.50% of offering price)	0.65

Maximum offering price to public	$11.79

Class B
Net asset value, offering price and redemption price per share ($6,801,303 ÷ 678,434 shares of common stock issued and outstanding)	$10.03

Class C
Net asset value, offering price and redemption price per share ($34,062,914 ÷ 3,398,422 shares of common stock issued and outstanding)	$10.02

Class R
Net asset value, offering price and redemption price per share ($6,931,259 ÷ 622,503 shares of common stock issued and outstanding)	$11.13

Class Z
Net asset value, offering price and redemption price per share ($40,973,959 ÷ 3,570,375 shares of common stock issued and outstanding)	$11.48

See Notes to Financial Statements.

Prudential Financial Services Fund	17

Statement of Operations (unaudited)

Six Months Ended May 31, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $606,613)	$3,591,723
Affiliated income from securities lending, net	53,498
Affiliated dividend income	2,145

Total income	3,647,366

Expenses
Management fee	702,689
Distribution fee—Class A	136,589
Distribution fee—Class B	35,300
Distribution fee—Class C	181,616
Distribution fee—Class R	24,335
Transfer agent’s fees and expenses (including affiliated expense of $37,700)	173,000
Custodian and accounting fees	97,000
Registration fees	45,000
Shareholders’ reports	25,000
Audit fee	13,000
Legal fees and expenses	11,000
Directors’ fees	7,000
Insurance expenses	2,000
Loan interest expense	860
Miscellaneous	15,958

Total expenses	1,470,347
Less: Distribution fee waiver—Class R	(8,111)

Net expenses	1,462,236

Net investment income (loss)	2,185,130

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(16,313,748)
Foreign currency transactions	(7,193)

(16,320,941)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,032,542)
Foreign currencies	40,133

(2,992,409)

Net gain (loss) on investment and foreign currency transactions	(19,313,350)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(17,128,220)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2016	Year Ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,185,130	$2,403,865
Net realized gain (loss) on investment and foreign currency transactions	(16,320,941)	(7,755,601)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,992,409)	(41,320,386)

Net increase (decrease) in net assets resulting from operations	(17,128,220)	(46,672,122)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,990,198)	(2,515,708)
Class B	(110,781)	(116,786)
Class C	(577,047)	(520,642)
Class R	(109,944)	(55,741)
Class Z	(1,299,550)	(1,783,969)

	(4,087,520)	(4,992,846)

Distributions from net realized gains
Class A	—	(17,397,987)
Class B	—	(1,466,314)
Class C	—	(6,536,958)
Class R	—	(451,088)
Class Z	—	(10,108,021)

	—	(35,960,368)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	17,592,925	69,568,930
Net asset value of shares issued in reinvestment of dividends and distributions	3,767,925	36,183,499
Cost of shares reacquired	(59,148,286)	(166,149,747)

Net increase (decrease) in net assets from Fund share transactions	(37,787,436)	(60,397,318)

Total increase (decrease)	(59,003,176)	(148,022,654)

Net Assets:
Beginning of period	237,223,819	385,246,473

End of period(a)	$178,220,643	$237,223,819

(a) Includes undistributed net investment income of:	$2,203,887	$4,106,277

See Notes to Financial Statements.

Prudential Financial Services Fund	19

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Company currently consists of three portfolios: Prudential Jennison Health Sciences Fund, Prudential Jennison Utility Fund and Prudential Financial Services Fund. These financial statements relate to Prudential Financial Services Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

20

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Financial Services Fund	21

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(a)(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, the holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition

22

of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Participatory Notes/Warrants: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all

Prudential Financial Services Fund	23

Notes to Financial Statements (unaudited) (continued)

the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

24

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Wellington Management Company, LLP (“Wellington Management”). The subadvisory agreement provides that Wellington Management furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington Management assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Wellington Management, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended May 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through March 31, 2017.

Prudential Financial Services Fund	25

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it received $51,991 in front-end sales charges resulting from sales of Class A shares, during the six months ended May 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2016 it received $12, $7,274 and $3,037 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the period December 1, 2015 through February 4, 2016, PGIM, Inc. has been compensated approximately $3,500 for these services. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled approximately $4,200. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

26

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2016, were $70,612,351 and $111,279,507, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2016 were as follows:

Tax Basis	$173,903,995

Appreciation	18,921,865
Depreciation	(16,475,891)

Net Unrealized Appreciation	$2,445,974

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of November 30, 2015 of approximately $1,981,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $7,483,000 as having been incurred in the following fiscal year (November 30, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on shares

Prudential Financial Services Fund	27

Notes to Financial Statements (unaudited) (continued)

redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 360 million shares of $.01 par value per share common stock authorized, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 90 million, 20 million, 70 million, 90 million and 90 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2016:
Shares sold	757,115	$8,368,936
Shares issued in reinvestment of dividends and distributions	158,858	1,863,411
Shares reacquired	(1,931,982)	(20,793,373)

Net increase (decrease) in shares outstanding before conversion	(1,016,009)	(10,561,026)
Shares issued upon conversion from other share class(es)	33,680	373,452
Shares reacquired upon conversion into other share class(es)	(37,289)	(402,574)

Net increase (decrease) in shares outstanding	(1,019,618)	$(10,590,148)

Year ended November 30, 2015:
Shares sold	1,812,209	$24,333,799
Shares issued in reinvestment of dividends and distributions	1,369,560	18,557,540
Shares reacquired	(6,095,648)	(80,413,615)

Net increase (decrease) in shares outstanding before conversion	(2,913,879)	(37,522,276)
Shares issued upon conversion from other share class(es)	114,188	1,522,069
Shares reacquired upon conversion into other share class(es)	(132,534)	(1,761,782)

Net increase (decrease) in shares outstanding	(2,932,225)	$(37,761,989)

28

Class B	Shares	Amount
Six months ended May 31, 2016:
Shares sold	5,313	$54,531
Shares issued in reinvestment of dividends and distributions	9,641	102,097
Shares reacquired	(105,422)	(1,027,093)

Net increase (decrease) in shares outstanding before conversion	(90,468)	(870,465)
Shares reacquired upon conversion into other share class(es)	(26,893)	(275,613)

Net increase (decrease) in shares outstanding	(117,361)	$(1,146,078)

Year ended November 30, 2015:
Shares sold	43,529	$533,570
Shares issued in reinvestment of dividends and distributions	115,195	1,411,138
Shares reacquired	(247,722)	(2,950,377)

Net increase (decrease) in shares outstanding before conversion	(88,998)	(1,005,669)
Shares reacquired upon conversion into other share class(es)	(101,237)	(1,218,748)

Net increase (decrease) in shares outstanding	(190,235)	$(2,224,417)

Class C
Six months ended May 31, 2016:
Shares sold	251,741	$2,452,386
Shares issued in reinvestment of dividends and distributions	46,502	491,993
Shares reacquired	(1,030,512)	(10,004,001)

Net increase (decrease) in shares outstanding before conversion	(732,269)	(7,059,622)
Shares reacquired upon conversion into other share class(es)	(36,764)	(352,105)

Net increase (decrease) in shares outstanding	(769,033)	$(7,411,727)

Year ended November 30, 2015:
Shares sold	1,151,220	$13,629,032
Shares issued in reinvestment of dividends and distributions	455,223	5,576,486
Shares reacquired	(1,762,665)	(20,859,092)

Net increase (decrease) in shares outstanding before conversion	(156,222)	(1,653,574)
Shares reacquired upon conversion into other share class(es)	(80,684)	(963,090)

Net increase (decrease) in shares outstanding	(236,906)	$(2,616,664)

Class R
Six months ended May 31, 2016:
Shares sold	184,294	$2,005,973
Shares issued in reinvestment of dividends and distributions	9,366	109,863
Shares reacquired	(97,846)	(1,035,397)

Net increase (decrease) in shares outstanding	95,814	$1,080,439

Year ended November 30, 2015:
Shares sold	368,863	$4,875,062
Shares issued in reinvestment of dividends and distributions	37,404	506,829
Shares reacquired*	(169,592)	(2,205,162)

Net increase (decrease) in shares outstanding	236,675	$3,176,729

Prudential Financial Services Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended May 31, 2016:
Shares sold	417,397	$4,711,099
Shares issued in reinvestment of dividends and distributions	99,467	1,200,561
Shares reacquired	(2,292,161)	(26,288,422)

Net increase (decrease) in shares outstanding before conversion	(1,775,297)	(20,376,762)
Shares issued upon conversion from other share class(es)	68,374	754,679
Shares reacquired upon conversion into other share class(es)	(9,218)	(97,839)

Net increase (decrease) in shares outstanding	(1,716,141)	$(19,719,922)

Year ended November 30, 2015:
Shares sold	1,909,757	$26,197,467
Shares issued in reinvestment of dividends and distributions	726,794	10,131,506
Shares reacquired	(4,441,877)	(59,721,501)

Net increase (decrease) in shares outstanding before conversion	(1,805,326)	(23,392,528)
Shares issued upon conversion from other shares class(es)	197,404	2,698,490
Shares reacquired upon conversion into other share class(es)	(20,260)	(276,939)

Net increase (decrease) in shares outstanding	(1,628,182)	$(20,970,977)

*	Includes affiliated redemption of 1,035 shares with a value of $12,529 for Class R shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended May 31, 2016. The average daily balance for the 29 days that the Fund had loans outstanding during the period was $644,621, borrowed at a weighted average interest rate of 1.66%. The maximum loan outstanding amount during the period was $1,537,000. At May 31, 2016, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value

30

per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Financial Services Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.17		$15.87	$17.34	$13.25	$10.86	$12.89
Income (loss) from investment operations:
Net investment income (loss)	.13		.12	.21	.12	.09	.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.94)		(2.09)	(.18)	4.41	2.48	(1.50)
Total from investment operations	(.81)		(1.97)	.03	4.53	2.57	(1.32)
Less Dividends and Distributions:
Dividends from net investment income	(.22)		(.22)	(.15)	(.10)	(.18)	(.02)
Distributions from net realized gains	-		(1.51)	(1.35)	(.34)	-	(.69)
Total dividends and distributions	(.22)		(1.73)	(1.50)	(.44)	(.18)	(.71)
Net asset value, end of period	$11.14		$12.17	$15.87	$17.34	$13.25	$10.86
Total Return(b):	(6.72)%		(13.54)%	.22%	35.12%	24.15%	(11.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$89,451		$110,168	$190,097	$213,603	$123,375	$100,770
Average net assets (000)	$91,062		$140,368	$213,715	$173,140	$114,947	$124,866
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47%	(d)	1.35%	1.31%	1.33%	1.41%	1.43%
Expenses before waivers and/or expense reimbursement	1.47%	(d)	1.35%	1.31%	1.33%	1.41%	1.43%
Net investment income (loss)	2.48%	(d)	.87%	1.31%	.76%	.73%	1.38%
Portfolio turnover rate	37%	(e)	65%	66%	62%	63%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.94		$14.42	$15.91	$12.20	$9.99	$11.99
Income (loss) from investment operations:
Net investment income (loss)	.08		.02	.09	.01	- (b)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.84)		(1.87)	(.18)	4.06	2.31	(1.39)
Total from investment operations	(.76)		(1.85)	(.09)	4.07	2.31	(1.31)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.12)	(.05)	(.02)	(.10)	-
Distributions from net realized gains	-		(1.51)	(1.35)	(.34)	-	(.69)
Total dividends and distributions	(.15)		(1.63)	(1.40)	(.36)	(.10)	(.69)
Net asset value, end of period	$10.03		$10.94	$14.42	$15.91	$12.20	$9.99
Total Return(c):	(7.05)%		(14.04)%	(.56)%	34.22%	23.40%	(11.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,801		$8,704	$14,222	$15,998	$9,205	$8,067
Average net assets (000)	$7,061		$10,860	$15,963	$12,433	$8,579	$10,502
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.17%	(e)	2.05%	2.01%	2.03%	2.11%	2.13%
Expenses before waivers and/or expense reimbursement	2.17%	(e)	2.05%	2.01%	2.03%	2.11%	2.13%
Net investment income (loss)	1.74%	(e)	.18%	.61%	.04%	.02%	.70%
Portfolio turnover rate	37%	(f)	65%	66%	62%	63%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Financial Services Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$10.94		$14.42	$15.91	$12.20	$9.99	$11.99
Income (loss) from investment operations:
Net investment income (loss)	.08		.02	.09	.01	- (b)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.85)		(1.87)	(.18)	4.06	2.31	(1.39)
Total from investment operations	(.77)		(1.85)	(.09)	4.07	2.31	(1.31)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.12)	(.05)	(.02)	(.10)	-
Distributions from net realized gains	-		(1.51)	(1.35)	(.34)	-	(.69)
Total dividends and distributions	(.15)		(1.63)	(1.40)	(.36)	(.10)	(.69)
Net asset value, end of period	$10.02		$10.94	$14.42	$15.91	$12.20	$9.99
Total Return(c):	(7.15)%		(14.04)%	(.55)%	34.22%	23.40%	(11.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,063		$45,571	$63,519	$57,635	$29,703	$25,697
Average net assets (000)	$36,323		$52,237	$63,592	$43,393	$28,075	$31,164
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.17%	(e)	2.05%	2.01%	2.03%	2.11%	2.13%
Expenses before waivers and/or expense reimbursement	2.17%	(e)	2.05%	2.01%	2.03%	2.11%	2.13%
Net investment income (loss)	1.68%	(e)	.20%	.58%	.04%	.03%	.71%
Portfolio turnover rate	37%	(f)	65%	66%	62%	63%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,			February 3, 2012(a) through November 30,
	2016		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.15		$15.84	$17.32	$13.23	$12.24
Income (loss) from investment operations:
Net investment income (loss)	.13		.09	.16	.05	-	(g)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.95)		(2.08)	(.17)	4.45	.99
Total from investment operations	(.82)		(1.99)	(.01)	4.50	.99
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.19)	(.12)	(.07)	-
Distributions from net realized gains	-		(1.51)	(1.35)	(.34)	-
Total dividends and distributions	(.20)		(1.70)	(1.47)	(.41)	-
Net asset value, end of period	$11.13		$12.15	$15.84	$17.32	$13.23
Total Return(c):	(6.84)%		(13.69)%	(.04)%	34.92%	8.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,931		$6,402	$4,594	$2,789	$224
Average net assets (000)	$6,489		$5,333	$4,013	$1,238	$34
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.67%	(e)	1.55%	1.51%	1.53%	1.61%	(e)
Expenses before waivers and/or expense reimbursement	1.92%	(e)	1.80%	1.76%	1.78%	1.86%	(e)
Net investment income (loss)	2.47%	(e)	.70%	1.02%	.30%	(.02)%	(e)
Portfolio turnover rate	37%	(f)	65%	66%	62%	63%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Financial Services Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.56		$16.32	$17.79	$13.58	$11.13	$13.20
Income (loss) from investment operations:
Net investment income (loss)	.15		.16	.26	.17	.13	.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.97)		(2.14)	(.18)	4.51	2.53	(1.57)
Total from investment operations	(.82)		(1.98)	.08	4.68	2.66	(1.33)
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.27)	(.20)	(.13)	(.21)	(.05)
Distributions from net realized gains	-		(1.51)	(1.35)	(.34)	-	(.69)
Total dividends and distributions	(.26)		(1.78)	(1.55)	(.47)	(.21)	(.74)
Net asset value, end of period	$11.48		$12.56	$16.32	$17.79	$13.58	$11.13
Total Return(b):	(6.61)%		(13.24)%	.51%	35.50%	24.57%	(10.98)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$40,974		$66,380	$112,815	$114,754	$55,071	$24,313
Average net assets (000)	$46,449		$86,151	$116,858	$88,911	$40,829	$32,896
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.17%	(d)	1.05%	1.01%	1.03%	1.11%	1.13%
Expenses before waivers and/or expense reimbursement	1.17%	(d)	1.05%	1.01%	1.03%	1.11%	1.13%
Net investment income (loss)	2.63%	(d)	1.19%	1.59%	1.05%	1.04%	1.78%
Portfolio turnover rate	37%	(e)	65%	66%	62%	63%	83%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Wellington Management Company LLP	280 Congress Street Boston, MA 02210

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Financial Services Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL FINANCIAL SERVICES FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PFSAX	PUFBX	PUFCX	PSSRX	PFSZX
CUSIP	74441P106	74441P205	74441P304	74441P783	74441P403

MF188E2    0294356-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Health Sciences Fund

SEMIANNUAL REPORT	MAY 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Health Sciences Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Health Sciences Fund

July 15, 2016

Prudential Jennison Health Sciences Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–13.28	–23.52	124.33	278.70	—
Class B	–13.59	–24.06	116.69	252.84	—
Class C	–13.57	–24.05	116.66	252.83	—
Class Q	N/A	N/A	N/A	N/A	4.06 (1/27/16)
Class R	–13.37	–23.66	N/A	N/A	111.11 (2/3/12)
Class Z	–13.16	–23.31	127.68	289.67	—
S&P 1500 Health Care Index	1.13	–3.06	117.04	191.71	—
S&P Composite 1500 Index	1.96	1.50	72.29	106.36	—
Lipper Health/Biotechnology Funds Average	–8.10	–14.55	111.50	217.77	—

Average Annual Total Returns (With Sales Charges) as of 6/30/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–31.69	15.88	13.17	—
Class B		–31.26	16.27	13.00	—
Class C		–28.83	16.38	13.01	—
Class Q		N/A	N/A	N/A	N/A (1/27/16)
Class R		–27.85	N/A	N/A	17.35 (2/3/12)
Class Z		–27.50	17.55	14.13	—
S&P 1500 Health Care Index		–1.96	17.32	11.40	—
S&P Composite 1500 Index		3.64	11.94	7.53	—
Lipper Health/Biotechnology Funds Average		–16.85	15.87	11.91	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charges	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 1500 Health Care Index—The S&P 1500 Health Care Index is an unmanaged, capitalization-weighted index that measures the performance of the health care sector of the S&P Composite 1500 Index. The cumulative total return for the Index measured from the month-end closest to the inception date through 5/31/16 is 7.78% for Class Q shares and 116.82% for Class R shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 19.43% for Class R shares. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

S&P Composite 1500 Index—The Standard & Poor’s Composite 1500 Index (S&P 1500 Index) is an unmanaged index of over 500 largest, established, publicly traded stocks in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index); the 400 largest stocks contained in the S&P Mid-Cap 400 Index; and the 600 small-capitalization stocks comprising the S&P SmallCap 600 Index. It gives a broad look at how US stock prices have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 5/31/16 is 9.44% for Class Q shares and 74.85% for Class R shares. The

Prudential Jennison Health Sciences Fund	5

Your Fund’s Performance (continued)

average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 13.56% for Class R shares. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Lipper Health/Biotechnology Funds Average—The Lipper Health/Biotechnology Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Health/Biotechnology Funds category for the periods noted. Funds in the Lipper Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/16 is 7.85% for Class Q shares and 113.61% for Class R shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/16 is 18.03% for Class R shares. Class Q shares have been in existence for less than one year and have no average annual total return performance available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/16 (%)
BioMarin Pharmaceutical, Inc., Biotechnology	6.4
Celgene Corp., Biotechnology	5.7
Bristol-Myers Squibb Co., Pharmaceuticals	5.3
Allergan PLC, Pharmaceuticals	4.5
Shire PLC, Pharmaceuticals	4.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/16 (%)
Biotechnology	44.4
Pharmaceuticals	27.2
Managed Health Care	14.3
Health Care Equipment	4.2
Health Care Facilities	3.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2015, at the beginning of the period, and held through the six-month period ended May 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Health Sciences Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Health Sciences Fund		Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$867.20	1.18%	$5.51
	Hypothetical	$1,000.00	$1,019.10	1.18%	$5.96
Class B	Actual	$1,000.00	$864.10	1.88%	$8.76
	Hypothetical	$1,000.00	$1,015.60	1.88%	$9.47
Class C	Actual	$1,000.00	$864.30	1.88%	$8.76
	Hypothetical	$1,000.00	$1,015.60	1.88%	$9.47
Class Q**	Actual	$1,000.00	$1,040.60	0.75%	$2.63
	Hypothetical	$1,000.00	$1,021.25	0.75%	$3.79
Class R	Actual	$1,000.00	$866.30	1.38%	$6.44
	Hypothetical	$1,000.00	$1,018.10	1.38%	$6.96
Class Z	Actual	$1,000.00	$868.40	0.88%	$4.11
	Hypothetical	$1,000.00	$1,020.60	0.88%	$4.45

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 126 day period ended May 31, 2016 due to the Fund’s inception date of January 27, 2016.

8	Visit our website at prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended May 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.18	1.18
B	1.88	1.88
C	1.88	1.88
Q	0.75	0.75
R	1.63	1.38
Z	0.88	0.88

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Health Sciences Fund	9

Portfolio of Investments (unaudited)

as of May 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.4%

COMMON STOCKS 98.2%

Biotechnology 44.4%
Acorda Therapeutics, Inc.*(a)	231,070	$6,573,942
Adaptimmune Therapeutics PLC, ADR*	388,462	3,997,274
Aduro Biotech, Inc.*(a)	268,157	3,295,650
Aeglea BioTherapeutics, Inc.*	602,772	4,520,790
Agios Pharmaceuticals, Inc.*(a)	330,918	18,514,862
Alexion Pharmaceuticals, Inc.*(a)	575,705	86,873,884
Alnylam Pharmaceuticals, Inc.*(a)	787,111	56,451,601
Amicus Therapeutics, Inc.*(a)	1,731,630	12,259,940
Applied Genetic Technologies Corp.*	654,132	11,251,070
Avexis, Inc.*(a)	143,110	6,150,868
BioCryst Pharmaceuticals, Inc.*(a)	889,393	3,015,042
Biogen, Inc.*	275,374	79,784,109
BioMarin Pharmaceutical, Inc.*	1,752,708	157,130,272
Bluebird Bio, Inc.*(a)	701,656	31,749,934
Celgene Corp.*(a)	1,327,282	140,054,797
Chimerix, Inc.*(a)	955,908	4,683,949
Corvus Pharmaceuticals, Inc.*	200,911	2,822,800
DBV Technologies SA (France), ADR*	338,795	11,359,796
Dimension Therapeutics, Inc.*(a)	324,657	2,597,256
EPIRUS Biopharmaceuticals, Inc.*(a)	1,291,592	789,938
Epizyme, Inc.*(a)	1,237,999	13,692,269
Fibrocell Science, Inc.*(a)	1,815,277	4,193,290
Global Blood Therapeutics, Inc.*(a)	229,454	5,488,540
Immune Design Corp.*(a)	160,821	2,018,304
Incyte Corp.*	897,285	75,739,827
Inotek Pharmaceuticals Corp.*(a)	1,160,379	10,675,487
Insmed, Inc.*(a)	857,407	10,117,403
Intellia Therapeutics, Inc.*	40,319	1,192,233
MacroGenics, Inc.*	187,949	4,803,976
Medgenics, Inc. (Israel)*	1,261,358	7,189,741
Medivation, Inc.*	555,949	33,612,677
Mirati Therapeutics, Inc.*	52,533	952,423
Natera, Inc.*(a)	518,542	7,150,694
Neurocrine Biosciences, Inc.*	281,294	13,966,247
Nivalis Therapeutics, Inc.*	161,249	804,633
Otonomy, Inc.*	889,099	13,060,864
OvaScience, Inc.*(a)	1,562,582	11,547,481
ProQR Therapeutics NV (Netherlands)*	1,645,254	7,995,934
Proteostasis Therapeutics, Inc.*(a)	665,198	10,989,071
Prothena Corp. PLC (Ireland)*(a)	392,856	19,069,230
PTC Therapeutics, Inc.*(a)	187,992	1,534,015

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	11

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Biotechnology (cont’d.)
Radius Health, Inc.*(a)	196,371	$7,120,412
Regeneron Pharmaceuticals, Inc.*	153,158	61,099,321
REGENXBIO, Inc.*(a)	122,697	1,516,535
Retrophin, Inc.*(a)	565,062	10,046,802
Sage Therapeutics, Inc.*(a)	298,960	9,838,774
Sarepta Therapeutics, Inc.*(a)	405,839	8,494,210
Seres Therapeutics, Inc.*(a)	262,182	7,978,198
Syndax Pharmaceuticals, Inc.*	140,488	1,930,305
TESARO, Inc.*(a)	628,490	29,099,087
Trevena, Inc.*	483,559	3,539,652
Ultragenyx Pharmaceutical, Inc.*(a)	469,772	34,340,333
Vertex Pharmaceuticals, Inc.*	238,550	22,220,932

		1,096,896,674

Drug Retail 2.7%
CVS Health Corp.	688,861	66,440,644

Health Care Equipment 4.0%
DexCom, Inc.*	485,944	31,338,529
GenMark Diagnostics, Inc.*(a)	1,406,584	10,591,578
Innocoll Holdings PLC (Ireland)*	270,873	2,600,381
Medtronic PLC	582,951	46,915,896
Novadaq Technologies, Inc. (Canada)*(a)	817,273	7,894,857

		99,341,241

Health Care Facilities 3.2%
Acadia Healthcare Co., Inc.*(a)	567,500	33,408,725
Universal Health Services, Inc. (Class B Stock)	337,226	45,478,298

		78,887,023

Health Care Supplies 0.1%
Derma Sciences, Inc.*	910,180	3,686,229

Health Care Technology 0.3%
athenahealth, Inc.*(a)	57,953	7,352,497

Life Sciences Tools & Services 2.0%
Illumina, Inc.*	334,250	48,409,428

Managed Health Care 14.3%
Aetna, Inc.	762,607	86,349,990
Centene Corp.*	1,010,502	63,004,800

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Managed Health Care (cont’d.)
Cigna Corp.	528,608	$67,719,971
Humana, Inc.	222,229	38,336,725
UnitedHealth Group, Inc.	742,796	99,289,541

		354,701,027

Pharmaceuticals 27.2%
Aerie Pharmaceuticals, Inc.*(a)	1,913,983	34,202,876
Allergan PLC*	473,168	111,549,356
Aratana Therapeutics, Inc.*(a)	890,873	6,351,925
Assembly Biosciences, Inc.*	1,342,370	7,664,933
AstraZeneca PLC (United Kingdom), ADR(a)	817,713	24,286,076
Bristol-Myers Squibb Co.	1,826,514	130,961,054
Cassiopea SpA (Italy)*	67,672	2,416,857
Cassiopea SpA (Italy), 144A*(b)	230,363	8,227,250
Dermira, Inc.*	587,422	18,644,774
Eli Lilly & Co.	915,549	68,693,641
Flex Pharma, Inc.*(a)	199,817	2,499,711
Intra-Cellular Therapies, Inc.*(a)	981,380	37,979,406
Jazz Pharmaceuticals PLC*	172,012	26,070,139
Medicines Co. (The)*(a)	757,581	28,492,621
Novo Nordisk A/S (Denmark), ADR(a)	227,353	12,740,862
Ocular Therapeutix, Inc.*(a)	451,251	5,415,012
Pacira Pharmaceuticals, Inc.*(a)	759,193	35,310,066
SCYNEXIS, Inc.*(a)	307,813	1,215,861
Shire PLC, ADR(a)	581,006	108,160,077
SteadyMed, Ltd. (Israel)*	347,749	1,210,167

		672,092,664

TOTAL COMMON STOCKS (cost $1,903,492,601)		2,427,807,427

PREFERRED STOCK 0.2%

Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $2,400,000; purchased 8/31/12)*(b)(c)(f) (cost $2,400,000)	4,084,064	4,930,621

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	13

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Description	Units	Value (Note 1)
WARRANTS*

Health Care Supplies
Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)(b)(c)(f) (cost $47,950)	342,500	$—

TOTAL LONG-TERM INVESTMENTS (cost $1,905,940,551)		2,432,738,048

	Shares

SHORT-TERM INVESTMENT 21.0%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $519,504,261; includes $483,206,947 of cash collateral for securities on loan)(Note 3)(d)(e)	519,504,261	519,504,261

TOTAL INVESTMENTS 119.4% (cost $2,425,444,812)(Note 5)		2,952,242,309
Liabilities in excess of other assets (19.4)%		(479,356,470)

NET ASSETS 100.0%		$2,472,885,839

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $479,136,216; cash collateral of $483,206,947 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $2,447,950. The aggregate value of $4,930,621 is approximately 0.2% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,930,621 and 0.2% of net assets.

See Notes to Financial Statements.

14

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,096,896,674	$—	$—
Drug Retail	66,440,644	—	—
Health Care Equipment	99,341,241	—	—
Health Care Facilities	78,887,023	—	—
Health Care Supplies	3,686,229	—	—
Health Care Technology	7,352,497	—	—
Life Sciences Tools & Services	48,409,428	—	—
Managed Health Care	354,701,027	—	—
Pharmaceuticals	672,092,664	—	—
Preferred Stock
Health Care Equipment	—	—	4,930,621
Warrants
Health Care Supplies	—	—	—
Affiliated Mutual Fund	519,504,261	—	—

Total	$2,947,311,688	$—	$4,930,621

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2016 were as follows:

Biotechnology	44.4%
Pharmaceuticals	27.2
Affiliated Mutual Fund (including 19.5% of collateral for securities on loan)	21.0
Managed Health Care	14.3
Health Care Equipment	4.2
Health Care Facilities	3.2
Drug Retail	2.7
Life Sciences Tools & Services	2.0%
Health Care Technology	0.3
Health Care Supplies	0.1

119.4
Liabilities in excess of other assets	(19.4)

100.0%

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	15

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$—	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended May 31, 2016 are as follows:

For the six months ended May 31, 2016, the Fund did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants*
Equity contracts	$(993)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

16

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	MAY 31, 2016

Prudential Jennison Health Sciences Fund

Statement of Assets & Liabilities (unaudited)

as of May 31, 2016

Assets
Investments at value, including securities on loan of $479,136,216:
Unaffiliated investments (cost $1,905,940,551)	$2,432,738,048
Affiliated investments (cost $519,504,261)	519,504,261
Receivable for investments sold	9,118,989
Receivable for Fund shares sold	2,504,608
Tax reclaim receivable	871,532
Dividends and interest receivable	628,570
Prepaid expenses	7,803

Total assets	2,965,373,811

Liabilities
Payable to broker for collateral for securities on loan	483,206,947
Payable for Fund shares reacquired	6,674,428
Management fee payable	1,459,972
Accrued expenses and other liabilities	562,357
Distribution fee payable	499,179
Affiliated transfer agent fee payable	85,089

Total liabilities	492,487,972

Net Assets	$2,472,885,839

Net assets were comprised of:
Common stock, at par	$655,151
Paid-in capital in excess of par	1,961,112,234

1,961,767,385
Distributions in excess of net investment income	(7,201,501)
Accumulated net realized loss on investment transactions	(8,417,961)
Net unrealized appreciation on investments	526,737,916

Net assets, May 31, 2016	$2,472,885,839

See Notes to Financial Statements.

18

Class A
Net asset value and redemption price per share ($1,125,302,377 ÷ 30,009,467 shares of common stock issued and outstanding)	$37.50
Maximum sales charge (5.50% of offering price)	2.18

Maximum offering price to public	$39.68

Class B
Net asset value, offering price and redemption price per share
($39,190,930 ÷ 1,317,335 shares of common stock issued and outstanding)	$29.75

Class C
Net asset value, offering price and redemption price per share
($223,808,738 ÷ 7,525,992 shares of common stock issued and outstanding)	$29.74

Class Q
Net asset value, offering price and redemption price per share
($10,405 ÷ 255.363 shares of common stock issued and outstanding)	$40.75

Class R
Net asset value, offering price and redemption price per share
($15,115,200 ÷ 407,646 shares of common stock issued and outstanding)	$37.08

Class Z
Net asset value, offering price and redemption price per share
($1,069,458,189 ÷ 26,254,442 shares of common stock issued and outstanding)	$40.73

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	19

Statement of Operations (unaudited)

Six Months Ended May 31, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $173,171)	$8,787,946
Affiliated income from securities lending, net	1,860,351
Affiliated dividend income	64,335

Total income	10,712,632

Expenses
Management fee	9,666,497
Distribution fee—Class A	1,838,054
Distribution fee—Class B	208,563
Distribution fee—Class C	1,195,316
Distribution fee—Class R	65,048
Transfer agent’s fees and expenses (including affiliated expense of $278,000)	1,658,000
Custodian and accounting fees	191,000
Registration fees	99,000
Shareholders’ reports	72,000
Directors’ fees	36,000
Insurance expenses	23,000
Legal fees and expenses	21,000
Audit fee	12,000
Miscellaneous	23,610

Total expenses	15,109,088
Less: Distribution fee waiver—Class R	(21,683)

Net expenses	15,087,405

Net investment income (loss)	(4,374,773)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on investment transactions	(10,773,716)
Net change in unrealized appreciation (depreciation) on:
Investments	(436,827,437)
Foreign currencies	15,283

(436,812,154)

Net gain (loss) on investment and foreign currency transactions	(447,585,870)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(451,960,643)

See Notes to Financial Statements.

20

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2016	Year Ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(4,374,773)	$(22,257,979)
Net realized gain (loss) on investment and foreign currency transactions	(10,773,716)	450,437,921
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(436,812,154)	(237,466,931)

Net increase (decrease) in net assets resulting from operations	(451,960,643)	190,713,011

Distributions from Net Realized Gains (Note 1)
Class A	(194,169,039)	(183,183,793)
Class B	(7,937,038)	(9,030,676)
Class C	(45,589,635)	(46,349,897)
Class R	(2,916,754)	(2,000,522)
Class Z	(173,939,427)	(148,040,476)

	(424,551,893)	(388,605,364)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	254,167,005	1,163,369,362
Net asset value of shares issued in reinvestment of dividends and distributions	378,157,642	342,001,324
Cost of shares reacquired	(693,487,862)	(847,383,576)

Net increase (decrease) in net assets from Fund share transactions	(61,163,215)	657,987,110

Total increase (decrease)	(937,675,751)	460,094,757

Net Assets:
Beginning of period	3,410,561,590	2,950,466,833

End of period	$2,472,885,839	$3,410,561,590

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	21

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company currently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Utility Fund, and Prudential Jennison Health Sciences Fund. These financial statements relate to Prudential Jennison Health Sciences Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

22

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Prudential Jennison Health Sciences Fund	23

Notes to Financial Statements (unaudited) (continued)

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between

24

the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants: The Fund may hold warrants acquired either through a direct purchase, included as part of private placement, or pursuant to corporate actions. Warrants entitle the holder to buy a proportionate amount of common stock or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants are held as long positions by the Fund until exercised, sold or expired. Warrants are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also

Prudential Jennison Health Sciences Fund	25

Notes to Financial Statements (unaudited) (continued)

continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement

26

with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of average daily net assets up to $1 billion and .70% of average daily net assets in excess of $1 billion. The effective management fee rate was .72% for the six months ended May 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2017.

PIMS has advised the Fund that it received $103,886 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2016, it received $17,478, and $1,428 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Jennison Health Sciences Fund	27

Notes to Financial Statements (unaudited) (continued)

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the period December 1, 2015 through February 4, 2016, PGIM, Inc. has been compensated $140,878 for these services. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled approximately $158,056. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2016 were $281,703,309 and $656,697,272, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2016 were as follows:

Tax Basis	$2,428,284,788

Appreciation	705,795,513
Depreciation	(181,837,992)

Net Unrealized Appreciation	$523,957,521

The book basis may differ from tax basis due to certain tax-related adjustments.

28

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and benefit plans. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases, except through an exchange from Class B shares of another fund or through dividends or capital gains reinvestments. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months from the date of purchase. Class Q, Class R and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. On or about the close of business on June 29, 2012, the Fund was closed to new investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

At May 31, 2016, Prudential through its affiliates owned 255 Class Q shares of the Fund.

There are 610 million shares of $.01 par value per share common stock authorized which consist of 175 million shares of Class A common stock, 10 million shares of Class B common stock, 50 million shares of Class C common stock, 150 million shares of Class Q common stock, 75 million shares of Class R common stock, and 150 million shares of Class Z common stock.

Prudential Jennison Health Sciences Fund	29

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2016:
Shares sold	1,767,742	$67,883,676
Shares issued in reinvestment of dividends and distributions	4,234,171	182,069,365
Shares reacquired	(6,858,972)	(258,691,899)

Net increase (decrease) in shares outstanding before conversion	(857,059)	(8,738,858)
Shares issued upon conversion from other share class(es)	101,201	4,016,312
Shares reacquired upon conversion into other share class(es)	(140,662)	(5,274,276)

Net increase (decrease) in shares outstanding	(896,520)	$(9,996,822)

Year ended November 30, 2015:
Shares sold	7,738,998	$412,044,203
Shares issued in reinvestment of dividends and distributions	3,625,654	169,136,729
Shares reacquired	(6,172,657)	(320,479,145)

Net increase (decrease) in shares outstanding before conversion	5,191,995	260,701,787
Shares issued upon conversion from other share class(es)	179,429	9,751,570
Shares reacquired upon conversion into other share class(es)	(797,404)	(43,977,874)

Net increase (decrease) in shares outstanding	4,574,020	$226,475,483

Class B
Six months ended May 31, 2016:
Shares sold	39,280	$1,316,144
Shares issued in reinvestment of dividends and distributions	200,971	6,877,225
Shares reacquired	(146,482)	(4,394,873)

Net increase (decrease) in shares outstanding before conversion	93,769	3,798,496
Shares reacquired upon conversion into other share class(es)	(46,030)	(1,516,328)

Net increase (decrease) in shares outstanding	47,739	$2,282,168

Year ended November 30, 2015:
Shares sold	52,684	$2,190,164
Shares issued in reinvestment of dividends and distributions	204,091	7,882,008
Shares reacquired	(201,924)	(8,767,643)

Net increase (decrease) in shares outstanding before conversion	54,851	1,304,529
Shares reacquired upon conversion into other share class(es)	(118,322)	(5,364,407)

Net increase (decrease) in shares outstanding	(63,471)	$(4,059,878)

30

Class C	Shares	Amount
Six months ended May 31, 2016:
Shares sold	304,814	$10,082,276
Shares issued in reinvestment of dividends and distributions	1,065,533	36,451,872
Shares reacquired	(929,613)	(27,739,064)

Net increase (decrease) in shares outstanding before conversion	440,734	18,795,084
Shares reacquired upon conversion into other share class(es)	(132,520)	(3,994,349)

Net increase (decrease) in shares outstanding	308,214	$14,800,735

Year ended November 30, 2015:
Shares sold	479,648	$19,983,585
Shares issued in reinvestment of dividends and distributions	953,326	36,798,395
Shares reacquired	(801,267)	(34,424,864)

Net increase (decrease) in shares outstanding before conversion	631,707	22,357,116
Shares reacquired upon conversion into other share class(es)	(153,107)	(6,739,621)

Net increase (decrease) in shares outstanding	478,600	$15,617,495

Class Q
Period ended May 31, 2016*:
Shares sold**	255.363	$10,000

Net increase (decrease) in shares outstanding	255.363	$10,000

Class R
Six months ended May 31, 2016:
Shares sold	114,822	$4,285,163
Shares issued in reinvestment of dividends and distributions	68,533	2,916,753
Shares reacquired	(227,397)	(8,233,817)

Net increase (decrease) in shares outstanding	(44,042)	$(1,031,901)

Year ended November 30, 2015:
Shares sold	407,979	$21,589,455
Shares issued in reinvestment of dividends and distributions	43,198	2,000,522
Shares reacquired***	(265,912)	(13,867,175)

Net increase (decrease) in shares outstanding	185,265	$9,722,802

Class Z
Six months ended May 31, 2016:
Shares sold	4,069,664	$170,589,746
Shares issued in reinvestment of dividends and distributions	3,212,056	149,842,427
Shares reacquired	(9,480,869)	(394,428,209)

Net increase (decrease) in shares outstanding before conversion	(2,199,149)	(73,996,036)
Shares issued upon conversion from other share class(es)	219,832	8,905,844
Shares reacquired upon conversion into other share class(es)	(51,984)	(2,137,203)

Net increase (decrease) in shares outstanding	(2,031,301)	$(67,227,395)

Year ended November 30, 2015:
Shares sold	12,395,280	$707,561,955
Shares issued in reinvestment of dividends and distributions	2,526,705	126,183,670
Shares reacquired	(8,513,536)	(469,844,749)

Net increase (decrease) in shares outstanding before conversion	6,408,449	363,900,876
Shares issued upon conversion from other share class(es)	855,873	50,334,647
Shares reacquired upon conversion into other share class(es)	(69,500)	(4,004,315)

Net increase (decrease) in shares outstanding	7,194,822	$410,231,208

*	Commencement of offering was January 27, 2016.
**	Includes affiliated subscriptions of 255.363 shares with a value of $10,000 for Class Q shares.
***	Includes affiliated redemption of 495 shares with a value of $23,581 for Class R shares.

Prudential Jennison Health Sciences Fund	31

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended May 31, 2016. The balance for the 1 day that the Fund had a loan outstanding during the period was $226,000, borrowed at an interest rate of 1.68%. At May 31, 2016, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,	Year Ended November 30,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$49.64	$52.83	$41.99	$31.95	$25.77	$21.77
Income (loss) from investment operations:
Net investment income (loss)	(.07)	(.36)	(.30)	(.20)	(.17)	(.26)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.71)	4.08	14.37	13.66	7.35	4.26
Total from investment operations	(5.78)	3.72	14.07	13.46	7.18	4.00
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gains	(6.36)	(6.91)	(3.23)	(3.37)	(1.00)	-
Total dividends and distributions	(6.36)	(6.91)	(3.23)	(3.42)	(1.00)	-
Net asset value, end of period	$37.50	$49.64	$52.83	$41.99	$31.95	$25.77
Total Return(b):	(13.28)%	7.88%	36.43%	47.48%	28.98%	18.37%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,125,302	$1,534,229	$1,391,206	$1,110,999	$688,749	$403,047
Average net assets (000)	$1,225,389	$1,641,053	$1,214,767	$902,504	$595,244	$383,231
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.18% (d)	1.13%	1.15%	1.18%	1.23%	1.25%
Expenses before waivers and/or expense reimbursement	1.18% (d)	1.13%	1.15%	1.18%	1.23%	1.25%
Net investment income (loss)	(.38)% (d)	(.67)%	(.68)%	(.56)%	(.57)%	(1.06)%
Portfolio turnover rate	10% (e)	52%	57%	54%	47%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	33

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended May 31,	Year Ended November 30,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$40.83	$44.93	$36.43	$28.36	$23.13	$19.68
Income (loss) from investment operations:
Net investment income (loss)	(.16)	(.60)	(.52)	(.38)	(.35)	(.39)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.56)	3.41	12.25	11.87	6.58	3.84
Total from investment operations	(4.72)	2.81	11.73	11.49	6.23	3.45
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gains	(6.36)	(6.91)	(3.23)	(3.37)	(1.00)	-
Total dividends and distributions	(6.36)	(6.91)	(3.23)	(3.42)	(1.00)	-
Net asset value, end of period	$29.75	$40.83	$44.93	$36.43	$28.36	$23.13
Total Return(b):	(13.59)%	7.14%	35.48%	46.43%	28.14%	17.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,191	$51,837	$59,899	$54,595	$46,656	$45,280
Average net assets (000)	$41,713	$60,495	$54,808	$50,463	$48,738	$46,069
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.88% (d)	1.83%	1.85%	1.88%	1.93%	1.95%
Expenses before waivers and/or expense reimbursement	1.88% (d)	1.83%	1.85%	1.88%	1.93%	1.95%
Net investment income (loss)	(1.08)% (d)	(1.37)%	(1.38)%	(1.23)%	(1.31)%	(1.76)%
Portfolio turnover rate	10% (e)	52%	57%	54%	47%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class C Shares
	Six Months Ended May 31,	Year Ended November 30,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$40.81	$44.92	$36.42	$28.35	$23.13	$19.68
Income (loss) from investment operations:
Net investment income (loss)	(.16)	(.60)	(.53)	(.38)	(.34)	(.39)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.55)	3.40	12.26	11.87	6.56	3.84
Total from investment operations	(4.71)	2.80	11.73	11.49	6.22	3.45
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gains	(6.36)	(6.91)	(3.23)	(3.37)	(1.00)	-
Total dividends and distributions	(6.36)	(6.91)	(3.23)	(3.42)	(1.00)	-
Net asset value, end of period	$29.74	$40.81	$44.92	$36.42	$28.35	$23.13
Total Return(b):	(13.57)%	7.12%	35.49%	46.44%	28.09%	17.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$223,809	$294,592	$302,715	$249,263	$182,936	$116,060
Average net assets (000)	$239,067	$328,656	$266,782	$216,277	$159,912	$109,282
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.88% (d)	1.83%	1.85%	1.88%	1.93%	1.95%
Expenses before waivers and/or expense reimbursement	1.88% (d)	1.83%	1.85%	1.88%	1.93%	1.95%
Net investment income (loss)	(1.08)% (d)	(1.37)%	(1.39)%	(1.24)%	(1.28)%	(1.76)%
Portfolio turnover rate	10% (e)	52%	57%	54%	47%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	35

Financial Highlights (unaudited) (continued)

Class Q Shares
	January 27, 2016(a) through May 31,
	2016
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$39.16
Income (loss) from investment operations:
Net investment income (loss)	.02
Net realized and unrealized gain (loss) on investment transactions	1.57
Total from investment operations	1.59
Net asset value, end of period	$40.75
Total Return(c):	4.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.75%	(e)
Expenses before waivers and/or expense reimbursement	.75%	(e)
Net investment income (loss)	.16%	(e)
Portfolio turnover rate	10%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class R Shares
	Six Months Ended May 31,	Year Ended November 30,			February 3, 2012(a) through November 30,
	2016	2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$49.20	$52.50	$41.83	$31.90	$28.25
Income (loss) from investment operations:
Net investment income (loss)	(.11)	(.46)	(.40)	(.32)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.65)	4.07	14.30	13.67	3.70
Total from investment operations	(5.76)	3.61	13.90	13.35	3.65
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	(.05)	-
Distributions from net realized gains	(6.36)	(6.91)	(3.23)	(3.37)	-
Total dividends and distributions	(6.36)	(6.91)	(3.23)	(3.42)	-
Net asset value, end of period	$37.08	$49.20	$52.50	$41.83	$31.90
Total Return(c):	(13.37)%	7.70%	36.14%	47.18%	12.92%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,115	$22,225	$13,988	$6,984	$1,175
Average net assets (000)	$17,346	$22,044	$9,162	$3,873	$371
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.38% (e)	1.33%	1.35%	1.38%	1.48%	(e)
Expenses before waivers and/or expense reimbursement	1.63% (e)	1.58%	1.60%	1.63%	1.73%	(e)
Net investment income (loss)	(.58)% (e)	(.87)%	(.89)%	(.86)%	(.24)%	(e)
Portfolio turnover rate	10% (f)	52%	57%	54%	47%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Health Sciences Fund	37

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,	Year Ended November 30,
	2016	2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$53.30	$56.07	$44.24	$33.39	$26.80	$22.58
Income (loss) from investment operations:
Net investment income (loss)	(.02)	(.21)	(.19)	(.11)	(.08)	(.20)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.19)	4.35	15.25	14.38	7.67	4.42
Total from investment operations	(6.21)	4.14	15.06	14.27	7.59	4.22
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	(.05)	-	-
Distributions from net realized gains	(6.36)	(6.91)	(3.23)	(3.37)	(1.00)	-
Total dividends and distributions	(6.36)	(6.91)	(3.23)	(3.42)	(1.00)	-
Net asset value, end of period	$40.73	$53.30	$56.07	$44.24	$33.39	$26.80
Total Return(b):	(13.16)%	8.22%	36.84%	47.90%	29.41%	18.69%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,069,458	$1,507,679	$1,182,659	$737,978	$352,103	$197,399
Average net assets (000)	$1,166,905	$1,504,357	$926,562	$540,745	$288,971	$142,684
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.88% (d)	.83%	.85%	.88%	.93%	.95%
Expenses before waivers and/or expense reimbursement	.88% (d)	.83%	.85%	.88%	.93%	.95%
Net investment income (loss)	(.08)% (d)	(.37)%	(.40)%	(.29)%	(.27)%	(.76)%
Portfolio turnover rate	10% (e)	52%	57%	54%	47%	54%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include the expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Sector Funds, Inc./Prudential Jennison Health Sciences Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON HEALTH SCIENCES FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PHLAX	PHLBX	PHLCX	PHLQX	PJHRX	PHSZX
CUSIP	74441P502	74441P601	74441P700	74441P775	74441P791	74441P866

MF188E4    0294365-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Utility Fund

SEMIANNUAL REPORT	MAY 31, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return through a combination of capital appreciation and current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Utility Fund informative and useful. The report covers performance for the six-month period that ended May 31, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Utility Fund

July 15, 2016

Prudential Jennison Utility Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 5/31/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	13.31	–2.47	66.53	98.51	—
Class B	12.95	–3.17	60.89	85.02	—
Class C	12.88	–3.18	60.83	84.85	—
Class R	13.20	–2.67	64.92	N/A	85.18 (8/22/06)
Class Z	13.46	–2.16	69.09	104.48	—
S&P 500 Utility Total Return Index	16.96	14.62	76.97	129.28	—
S&P 500 Index	1.92	1.71	73.50	104.28	—
Lipper Utility Funds Average	12.91	4.22	52.28	104.65	—

Average Annual Total Returns (With Sales Charges) as of 6/30/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		3.53	11.20	7.08	—
Class B		3.95	11.57	6.93	—
Class C		7.85	11.67	6.93	—
Class R		9.34	12.25	N/A	7.15 (8/22/06)
Class Z		9.87	12.81	8.01	—
S&P 500 Utility Total Return Index		31.47	13.82	9.21	—
S&P 500 Index		3.98	12.09	7.42	—
Lipper Utility Funds Average		16.77	9.98	7.69	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Utility Total Return Index—The Standard & Poor’s 500 Utility Total Return Index (S&P 500 Utility TR Index) is an unmanaged, market capitalization-weighted index including those companies considered electric, gas, or water utilities, or companies that operate as independent producers and/or distributors of power. The cumulative total return for the Index measured from the month-end closest to the inception date through 5/31/16 is 107.50% for Class R shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 8.53% for Class R shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 5/31/16 is 98.05% for Class R shares. The average annual total return for the Index measured from the month-end closest to the inception date through 6/30/16 is 7.22% for Class R shares.

Lipper Utility Funds Average—The Lipper Utility Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Utility Funds category. Funds in the Lipper Average invest at least 65% of their equity portfolios in utility shares. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date through 5/31/16 is 87.86% for Class R shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 6/30/16 is 7.12% for Class R shares.

Prudential Jennison Utility Fund	5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 5/31/16 (%)
NextEra Energy, Inc., Electric Utilities	4.7
PG&E Corp., Electric Utilities	4.3
DTE Energy Co., Multi-Utilities	4.2
American Electric Power Co., Inc., Electric Utilities	3.8
Sempra Energy, Multi-Utilities	3.6

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 5/31/16 (%)
Electric Utilities	37.1
Multi-Utilities	22.0
Oil & Gas Storage & Transportation	15.2
Specialized REITs	8.5
Renewable Electricity	3.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2015, at the beginning of the period, and held through the six-month period ended May 31, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Utility Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Utility Fund		Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,133.10	0.88%	$4.69
	Hypothetical	$1,000.00	$1,020.60	0.88%	$4.45
Class B	Actual	$1,000.00	$1,129.50	1.58%	$8.41
	Hypothetical	$1,000.00	$1,017.10	1.58%	$7.97
Class C	Actual	$1,000.00	$1,128.80	1.58%	$8.41
	Hypothetical	$1,000.00	$1,017.10	1.58%	$7.97
Class R	Actual	$1,000.00	$1,132.00	1.08%	$5.76
	Hypothetical	$1,000.00	$1,019.60	1.08%	$5.45
Class Z	Actual	$1,000.00	$1,134.60	0.58%	$3.10
	Hypothetical	$1,000.00	$1,022.10	0.58%	$2.93

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended May 31, 2016, and divided by the 366 days in the Fund’s fiscal year ending November 30, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended May 31, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.88	0.88
B	1.58	1.58
C	1.58	1.58
R	1.33	1.08
Z	0.58	0.58

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Utility Fund	9

Portfolio of Investments (unaudited)

as of May 31, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS 98.2%

Cable & Satellite 3.0%
Charter Communications, Inc. (Class A Stock)*(a)	225,991	$49,478,367
Comcast Corp. (Class A Stock)	788,649	49,921,482

		99,399,849

Electric Utilities 37.1%
Alliant Energy Corp.	2,516,048	93,219,578
Alupar Investimento SA (Brazil)	361,924	1,237,929
Alupar Investimento SA (Brazil), 144A(b)	1,721,024	5,886,611
American Electric Power Co., Inc.	1,939,733	125,558,917
Edison International	1,390,931	99,632,388
El Paso Electric Co.	274,300	12,250,238
Enel SpA (Italy)	8,647,231	39,209,356
Exelon Corp.	2,843,718	97,454,216
FirstEnergy Corp.	928,931	30,478,226
ITC Holdings Corp.	1,125,657	50,114,250
NextEra Energy, Inc.	1,290,178	154,976,181
PG&E Corp.	2,341,215	140,660,197
Portland General Electric Co.	2,049,765	84,409,323
PPL Corp.	2,565,067	98,857,682
Westar Energy, Inc.	1,479,030	83,313,760
Xcel Energy, Inc.	2,506,658	103,700,442

		1,220,959,294

Gas Utilities 1.7%
Atmos Energy Corp.	743,345	54,189,850

Independent Power Producers & Energy Traders 2.2%
Calpine Corp.*	2,081,985	30,813,378
NRG Yield, Inc. (Class A Stock)	856,626	12,421,077
NRG Yield, Inc. (Class C Stock)	1,798,671	27,807,454

		71,041,909

Integrated Telecommunication Services 2.6%
Cellnex Telecom SAU (Spain)	1,245,947	20,093,120
Cellnex Telecom SAU (Spain), 144A(b)	986,763	15,913,316
Frontier Communications Corp.(a)	9,870,573	51,030,862

		87,037,298

Multi-Utilities 22.0%
Ameren Corp.	2,035,396	100,853,872

See Notes to Financial Statements.

Prudential Jennison Utility Fund	11

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
CMS Energy Corp.	2,780,349	$116,274,195
Dominion Resources, Inc.	627,089	45,307,180
DTE Energy Co.	1,529,801	138,722,355
NiSource, Inc.	4,558,992	108,777,549
Sempra Energy	1,107,741	118,661,216
Veolia Environnement SA (France)	1,341,896	30,141,617
WEC Energy Group, Inc.	1,064,841	64,039,538

		722,777,522

Oil & Gas Storage & Transportation 15.2%
Cheniere Energy Partners LP(a)	550,000	15,900,500
Cheniere Energy Partners LP Holdings LLC	2,496,502	49,805,215
Dominion Midstream Partners LP(a)	582,228	16,838,034
Enbridge, Inc. (Canada)	1,101,145	43,899,692
Energy Transfer Partners LP(a)	1,920,771	69,647,156
Enterprise Products Partners LP	2,604,684	72,306,028
EQT GP Holdings LP	1,579,460	41,223,906
Pembina Pipeline Corp. (Canada)	854,737	25,077,983
Plains All American Pipeline LP	1,401,345	32,413,110
SemGroup Corp. (Class A Stock)	562,963	17,896,594
Shell Midstream Partners LP	454,267	15,331,511
Tallgrass Energy GP LP(a)	1,125,818	27,064,665
Targa Resources Corp.	593,710	25,428,599
TransCanada Corp. (Canada)	855,064	35,432,324
TransCanada Corp. (Canada), Sub. Receipt	254,469	10,476,822

		498,742,139

Renewable Electricity 3.1%
Atlantica Yield PLC (Spain)(a)	2,645,353	47,563,447
EDP Renovaveis SA (Spain)	431,445	3,343,254
NextEra Energy Partners LP	1,744,077	49,758,517

		100,665,218

Specialized REITs 8.5%
American Tower Corp.	620,409	65,626,864
Crown Castle International Corp.	740,473	67,242,353
CyrusOne, Inc.	1,772,872	87,420,318
Digital Realty Trust, Inc.(a)	633,840	60,500,028

		280,789,563

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Water Utilities 2.8%
American Water Works Co., Inc.	1,247,090	$92,409,369

TOTAL COMMON STOCKS (cost $2,483,914,291)		3,228,012,011

	Units
RIGHTS*

Electric Utilities
Alupar Investimento SA (Brazil), expiring 07/21/16	46,423	3,854
Alupar Investimento SA (Brazil), expiring 07/21/16, 144A(b)	220,755	18,327

TOTAL RIGHTS (cost $0)		22,181

TOTAL LONG-TERM INVESTMENTS (cost $2,483,914,291)		3,228,034,192

	Shares
SHORT-TERM INVESTMENT 6.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $204,100,355; includes $144,903,842 of cash collateral for securities on loan)(Note 3)(c)(d)	204,100,355	204,100,355

TOTAL INVESTMENTS 104.4% (cost $2,688,014,646)(Note 5)		3,432,134,547
Liabilities in excess of other assets (4.4)%		(143,130,851)

NET ASSETS 100.0%		$3,289,003,696

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

OTC—Over-the-counter

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,627,685; cash collateral of $144,903,842 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	13

Portfolio of Investments (unaudited) (continued)

as of May 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$99,399,849	$—	$—
Electric Utilities	1,175,863,327	45,095,967	—
Gas Utilities	54,189,850	—	—
Independent Power Producers & Energy Traders	71,041,909	—	—
Integrated Telecommunication Services	51,030,862	36,006,436	—
Multi-Utilities	692,635,905	30,141,617	—
Oil & Gas Storage & Transportation	498,742,139	—	—
Renewable Electricity	97,321,964	3,343,254	—
Specialized REITs	280,789,563	—	—
Water Utilities	92,409,369	—	—
Rights
Electric Utilities	22,181	—	—
Affiliated Mutual Fund	204,100,355	—	—

Total	$3,317,547,273	$114,587,274	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2016 were as follows:

Electric Utilities	37.1%
Multi-Utilities	22.0
Oil & Gas Storage & Transportation	15.2
Specialized REITs	8.5
Affiliated Mutual Fund (including 4.4% of collateral for securities on loan)	6.2
Renewable Electricity	3.1
Cable & Satellite	3.0
Water Utilities	2.8
Integrated Telecommunication Services	2.6%
Independent Power Producers & Energy Traders	2.2
Gas Utilities	1.7

104.4
Liabilities in excess of other assets	(4.4)

100.0%

See Notes to Financial Statements.

14

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of May 31, 2016 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$22,181		$—

The effects of derivative instruments on the Statement of Operations for the year ended May 31, 2016 are as follows:

For the six months ended May 31, 2016, the Fund did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*
Equity contracts	$22,181

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	15

Statement of Assets & Liabilities (unaudited)

as of May 31, 2016

Assets
Investments at value, including securities on loan of $140,627,685:
Unaffiliated investments (cost $2,483,914,291)	$3,228,034,192
Affiliated investments (cost $204,100,355)	204,100,355
Dividends receivable	6,680,574
Receivable for Fund shares sold	1,400,746
Tax reclaim receivable	230,434
Receivable for investments sold	66,757
Prepaid expenses	7,133

Total assets	3,440,520,191

Liabilities
Payable to broker for collateral for securities on loan	144,903,842
Payable for Fund shares reacquired	3,437,670
Management fee payable	1,165,961
Distribution fee payable	892,470
Accrued expenses	798,895
Affiliated transfer agent fee payable	247,656
Payable for investments purchased	66,885
Deferred directors’ fees	3,116

Total liabilities	151,516,495

Net Assets	$3,289,003,696

Net assets were comprised of:
Common stock, at par	$2,414,906
Paid-in capital in excess of par	2,460,878,393

2,463,293,299
Undistributed net investment income	18,875,328
Accumulated net realized gain on investment and foreign currency transactions	62,730,437
Net unrealized appreciation on investments and foreign currencies	744,104,632

Net assets, May 31, 2016	$3,289,003,696

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($2,828,152,761 ÷ 207,618,150 shares of common stock issued and outstanding)	$13.62
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.41

Class B
Net asset value, offering price and redemption price per share ($47,170,401 ÷ 3,473,897 shares of common stock issued and outstanding)	$13.58

Class C
Net asset value, offering price and redemption price per share ($134,642,261 ÷ 9,928,409 shares of common stock issued and outstanding)	$13.56

Class R
Net asset value, offering price and redemption price per share ($69,309,494 ÷ 5,092,010 shares of common stock issued and outstanding)	$13.61

Class Z
Net asset value, offering price and redemption price per share ($209,728,779 ÷ 15,378,093 shares of common stock issued and outstanding)	$13.64

See Notes to Financial Statements.

Prudential Jennison Utility Fund	17

Statement of Operations (unaudited)

Six Months Ended May 31, 2016

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $421,720)	$31,902,544
Affiliated income from securities lending, net	868,993
Affiliated dividend income	117,281

Total income	32,888,818

Expenses
Management fee	6,576,381
Distribution fee—Class A	3,977,770
Distribution fee—Class B	229,840
Distribution fee—Class C	629,961
Distribution fee—Class R	227,206
Transfer agent’s fees and expenses (including affiliated expense of $754,500)	1,748,000
Custodian and accounting fees	269,000
Shareholders’ reports	93,000
Registration fees	63,000
Directors’ fees	40,000
Insurance expenses	21,000
Legal fees and expenses	21,000
Audit fee	12,000
Miscellaneous	11,894

Total expenses	13,920,052
Less: Distribution fee waiver—Class R	(75,736)

Net expenses	13,844,316

Net investment income (loss)	19,044,502

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	122,663,788
Foreign currency transactions	(219,881)

122,443,907

Net change in unrealized appreciation (depreciation) on:
Investments	245,355,830
Foreign currencies	90,712

245,446,542

Net gain (loss) on investment and foreign currency transactions	367,890,449

Net Increase (Decrease) In Net Assets Resulting From Operations	$386,934,951

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended May 31, 2016	Year Ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,044,502	$57,833,443
Net realized gain (loss) on investment and foreign currency transactions	122,443,907	211,389,869
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	245,446,542	(750,834,305)

Net increase (decrease) in net assets resulting from operations	386,934,951	(481,610,993)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(16,722,299)	(46,034,772)
Class B	(135,681)	(517,857)
Class C	(372,394)	(1,153,588)
Class R	(314,347)	(718,543)
Class Z	(1,515,461)	(3,898,252)

	(19,060,182)	(52,323,012)

Distributions from net realized gains
Class A	(240,693,525)	(303,602,889)
Class B	(4,305,947)	(7,294,084)
Class C	(11,701,719)	(14,081,759)
Class R	(5,315,930)	(4,608,250)
Class Z	(17,649,420)	(20,888,061)

	(279,666,541)	(350,475,043)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	115,938,943	285,125,525
Net asset value of shares issued in reinvestment of dividends and distributions	285,282,944	382,140,168
Cost of shares reacquired	(268,867,748)	(658,382,531)

Net increase (decrease) in net assets from Fund share transactions	132,354,139	8,883,162

Total increase (decrease)	220,562,367	(875,525,886)

Net Assets:
Beginning of period	3,068,441,329	3,943,967,215

End of period(a)	$3,289,003,696	$3,068,441,329

(a) Includes undistributed net investment income of:	$18,875,328	$18,891,008

See Notes to Financial Statements.

Prudential Jennison Utility Fund	19

Notes to Financial Statements (unaudited)

Prudential Sector Funds, Inc. (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Company currently consists of three portfolios: Prudential Financial Services Fund, Prudential Jennison Health Sciences Fund and Prudential Jennison Utility Fund. These financial statements relate to Prudential Jennison Utility Fund (the “Fund”). The financial statements of the other portfolios are not presented herein.

The Fund is non-diversified and its investment objective is to seek total return through a combination of capital appreciation and current income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

20

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non- exchange traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it

Prudential Jennison Utility Fund	21

Notes to Financial Statements (unaudited) (continued)

operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the

22

sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, including as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the

Prudential Jennison Utility Fund	23

Notes to Financial Statements (unaudited) (continued)

borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

REITs: The Fund invests in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

MLPs: The Fund invests in Master Limited Partnerships (MLPs). Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences

24

relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $250 million, .50% of the next $500 million, .45% of the next $750 million, .40% of the next $500 million, .35% of the next $2 billion, .325% of the next $2 billion and .30% of the average daily net assets of the Fund in excess of $6 billion. The effective management fee rate was .43% for the six months ended May 31, 2016.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares through March 31, 2017.

Prudential Jennison Utility Fund	25

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it received $594,282 in front-end sales charges resulting from sales of Class A shares during the six months ended May 31, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended May 31, 2016, it received $1,111, $25,024 and $15,472 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the period December 1, 2015 through February 4, 2016, PGIM, Inc. has been compensated $77,286 for these services. At the June 2016 meeting of the Board, the Board approved compensation to PGIM, Inc. related to securities lending activities. The payment was for services provided from February 5, 2016 to July 5, 2016 and totaled approximately $67,797. Additionally, PGIM, Inc. reimbursed the Fund $219,670 related to securities lending income adjustments. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

26

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended May 31, 2016, were $636,788,076 and $765,148,171, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2016 were as follows:

Tax Basis	$2,701,791,092

Appreciation	835,644,098
Depreciation	(105,300,643)

Net Unrealized Appreciation	$730,343,455

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $55,089,000 as having been incurred in the following fiscal year (November 30, 2016).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

Prudential Jennison Utility Fund	27

Notes to Financial Statements (unaudited) (continued)

There are 1.04 billion shares of $.01 par value per share common stock authorized which consists of 750 million shares of Class A common stock, 25 million shares of Class B common stock, 90 million shares of Class C common stock, 75 million shares of Class R common stock and 100 million shares of Class Z common stock.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended May 31, 2016:
Shares sold	5,197,718	$66,074,281
Shares issued in reinvestment of dividends and distributions	21,028,506	247,073,426
Shares reacquired	(15,772,651)	(198,281,424)

Net increase (decrease) in shares outstanding before conversion	10,453,573	114,866,283
Shares issued upon conversion from other share class(es)	410,481	5,268,851
Shares reacquired upon conversion into other share class(es)	(225,793)	(2,852,130)

Net increase (decrease) in shares outstanding	10,638,261	$117,283,004

Year ended November 30, 2015:
Shares sold	8,199,343	$124,652,662
Shares issued in reinvestment of dividends and distributions	21,898,751	333,118,913
Shares reacquired	(31,289,443)	(467,717,657)

Net increase (decrease) in shares outstanding before conversion	(1,191,349)	(9,946,082)
Shares issued upon conversion from other share class(es)	1,192,603	17,873,708
Shares reacquired upon conversion into other share class(es)	(2,252,260)	(33,523,709)

Net increase (decrease) in shares outstanding	(2,251,006)	$(25,596,083)

Class B
Six months ended May 31, 2016:
Shares sold	118,010	$1,491,052
Shares issued in reinvestment of dividends and distributions	351,654	4,117,379
Shares reacquired	(291,353)	(3,628,599)

Net increase (decrease) in shares outstanding before conversion	178,311	1,979,832
Shares reacquired upon conversion into other share class(es)	(396,647)	(5,073,600)

Net increase (decrease) in shares outstanding	(218,336)	$(3,093,768)

Year ended November 30, 2015:
Shares sold	128,637	$1,952,085
Shares issued in reinvestment of dividends and distributions	475,696	7,238,873
Shares reacquired	(755,083)	(11,198,643)

Net increase (decrease) in shares outstanding before conversion	(150,750)	(2,007,685)
Shares reacquired upon conversion into other share class(es)	(1,172,184)	(17,512,336)

Net increase (decrease) in shares outstanding	(1,322,934)	$(19,520,021)

28

Class C	Shares	Amount
Six months ended May 31, 2016:
Shares sold	691,623	$8,661,732
Shares issued in reinvestment of dividends and distributions	896,030	10,482,574
Shares reacquired	(1,357,967)	(16,824,951)

Net increase (decrease) in shares outstanding before conversion	229,686	2,319,355
Shares reacquired upon conversion into other share class(es)	(40,089)	(521,944)

Net increase (decrease) in shares outstanding	189,597	$1,797,411

Year ended November 30, 2015:
Shares sold	2,580,784	$39,400,188
Shares issued in reinvestment of dividends and distributions	861,111	13,082,479
Shares reacquired	(2,623,618)	(38,845,308)

Net increase (decrease) in shares outstanding before conversion	818,277	13,637,359
Shares reacquired upon conversion into other share class(es)	(70,458)	(1,062,041)

Net increase (decrease) in shares outstanding	747,819	$12,575,318

Class R
Six months ended May 31, 2016:
Shares sold	925,363	$11,836,272
Shares issued in reinvestment of dividends and distributions	479,411	5,630,277
Shares reacquired	(669,537)	(8,328,700)

Net increase (decrease) in shares outstanding	735,237	$9,137,849

Year ended November 30, 2015:
Shares sold	2,168,918	$32,927,106
Shares issued in reinvestment of dividends and distributions	350,364	5,326,793
Shares reacquired	(1,012,198)	(15,133,019)

Net increase (decrease) in shares outstanding before conversion	1,507,084	23,120,880
Shares reacquired upon conversion into other share class(es)	(669)	(9,978)

Net increase (decrease) in shares outstanding	1,506,415	$23,110,902

Class Z
Six months ended May 31, 2016:
Shares sold	2,212,532	$27,875,606
Shares issued in reinvestment of dividends and distributions	1,527,804	17,979,288
Shares reacquired	(3,329,880)	(41,804,074)

Net increase (decrease) in shares outstanding before conversion	410,456	4,050,820
Shares issued upon conversion from other share class(es)	265,475	3,374,074
Shares reacquired upon conversion into other share class(es)	(15,235)	(195,251)

Net increase (decrease) in shares outstanding	660,696	$7,229,643

Year ended November 30, 2015:
Shares sold	5,681,004	$86,193,484
Shares issued in reinvestment of dividends and distributions	1,536,894	23,373,110
Shares reacquired	(8,400,870)	(125,487,904)

Net increase (decrease) in shares outstanding before conversion	(1,182,972)	(15,921,310)
Shares issued upon conversion from other shares class(es)	2,318,627	34,554,489
Shares reacquired upon conversion into other share class(es)	(21,402)	(320,133)

Net increase (decrease) in shares outstanding	1,114,253	$18,313,046

Prudential Jennison Utility Fund	29

Notes to Financial Statements (unaudited) (continued)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended May 31, 2016.

Note 8. Notice of Dividends and Distributions to Shareholders

The Fund declared ordinary income dividends on June 15, 2016 to shareholders of record on June 16, 2016. The ex-dividend date was June 17, 2016. The per share amounts declared were as follows:

Ordinary Income
Class A	$0.117867
Class B	$0.095557
Class C	$0.095557
Class R	$0.111476
Class Z	$0.127478

Note 9. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended

30

to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Utility Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.37		$17.17	$14.14	$11.85	$10.64	$9.85
Income (loss) from investment operations:
Net investment income (loss)	.08		.24	.37	.26	.29	.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.49		(2.29)	3.19	2.48	1.15	.76
Total from investment operations	1.57		(2.05)	3.56	2.74	1.44	1.05
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.22)	(.35)	(.45)	(.23)	(.26)
Distributions from net realized gains	(1.23)		(1.53)	(.18)	-	-	-
Total dividends and distributions	(1.32)		(1.75)	(.53)	(.45)	(.23)	(.26)
Net asset value, end of period	$13.62		$13.37	$17.17	$14.14	$11.85	$10.64
Total Return(b):	13.31%		(13.06)%	25.75%	23.62%	13.73%	10.74%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$2,828		$2,634	$3,422	$2,783	$2,453	$2,388
Average net assets (000,000)	$2,652		$3,101	$3,175	$2,665	$2,454	$2,486
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.88%	(d)	.84%	.82%	.85%	.87%	.89%
Expenses before waivers and/or expense reimbursement	.88%	(d)	.84%	.82%	.85%	.87%	.89%
Net investment income (loss)	1.26%	(d)	1.63%	2.30%	2.00%	2.52%	2.77%
Portfolio turnover rate	21%	(e)	51%	42%	44%	37%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.33		$17.12	$14.10	$11.82	$10.61	$9.83
Income (loss) from investment operations:
Net investment income (loss)	.04		.14	.26	.17	.21	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.48		(2.28)	3.18	2.47	1.15	.75
Total from investment operations	1.52		(2.14)	3.44	2.64	1.36	.97
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.12)	(.24)	(.36)	(.15)	(.19)
Distributions from net realized gains	(1.23)		(1.53)	(.18)	-	-	-
Total dividends and distributions	(1.27)		(1.65)	(.42)	(.36)	(.15)	(.19)
Net asset value, end of period	$13.58		$13.33	$17.12	$14.10	$11.82	$10.61
Total Return(b):	12.95%		(13.67)%	24.91%	22.75%	12.97%	9.89%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$47		$49	$86	$82	$80	$92
Average net assets (000,000)	$46		$67	$86	$81	$86	$99
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.58%	(d)	1.54%	1.52%	1.55%	1.57%	1.59%
Expenses before waivers and/or expense reimbursement	1.58%	(d)	1.54%	1.52%	1.55%	1.57%	1.59%
Net investment income (loss)	.61%	(d)	.94%	1.65%	1.32%	1.83%	2.08%
Portfolio turnover rate	21%	(e)	51%	42%	44%	37%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.32		$17.11	$14.09	$11.81	$10.60	$9.82
Income (loss) from investment operations:
Net investment income (loss)	.04		.14	.25	.17	.20	.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.47		(2.28)	3.19	2.47	1.16	.75
Total from investment operations	1.51		(2.14)	3.44	2.64	1.36	.97
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.12)	(.24)	(.36)	(.15)	(.19)
Distributions from net realized gains	(1.23)		(1.53)	(.18)	-	-	-
Total dividends and distributions	(1.27)		(1.65)	(.42)	(.36)	(.15)	(.19)
Net asset value, end of period	$13.56		$13.32	$17.11	$14.09	$11.81	$10.60
Total Return(b):	12.88%		(13.67)%	24.93%	22.76%	12.98%	9.90%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$135		$130	$154	$94	$83	$90
Average net assets (000,000)	$126		$151	$122	$89	$87	$95
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.58%	(d)	1.54%	1.52%	1.55%	1.57%	1.59%
Expenses before waivers and/or expense reimbursement	1.58%	(d)	1.54%	1.52%	1.55%	1.57%	1.59%
Net investment income (loss)	.57%	(d)	.94%	1.55%	1.30%	1.81%	2.07%
Portfolio turnover rate	21%	(e)	51%	42%	44%	37%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class R Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.36		$17.16	$14.13	$11.84	$10.63	$9.85
Income (loss) from investment operations:
Net investment income (loss)	.06		.21	.32	.24	.26	.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.49		(2.29)	3.21	2.47	1.16	.75
Total from investment operations	1.55		(2.08)	3.53	2.71	1.42	1.02
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.19)	(.32)	(.42)	(.21)	(.24)
Distributions from net realized gains	(1.23)		(1.53)	(.18)	-	-	-
Total dividends and distributions	(1.30)		(1.72)	(.50)	(.42)	(.21)	(.24)
Net asset value, end of period	$13.61		$13.36	$17.16	$14.13	$11.84	$10.63
Total Return(b):	13.20%		(13.25)%	25.53%	23.40%	13.51%	10.42%

Ratios/Supplemental Data:
Net assets, end of period (000)	$69,309		$58,220	$48,913	$14,163	$8,383	$5,859
Average net assets (000)	$60,589		$58,598	$25,887	$10,909	$7,164	$5,467
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.08%	(d)	1.04%	1.02%	1.05%	1.07%	1.09%
Expenses before waivers and/or expense reimbursement	1.33%	(d)	1.29%	1.27%	1.30%	1.32%	1.34%
Net investment income (loss)	1.02%	(d)	1.44%	1.96%	1.80%	2.33%	2.59%
Portfolio turnover rate	21%	(e)	51%	42%	44%	37%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Utility Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended May 31,		Year Ended November 30,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$13.39		$17.19	$14.15	$11.86	$10.64	$9.86
Income (loss) from investment operations:
Net investment income (loss)	.10		.29	.40	.31	.32	.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.48		(2.29)	3.22	2.47	1.17	.74
Total from investment operations	1.58		(2.00)	3.62	2.78	1.49	1.07
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.27)	(.40)	(.49)	(.27)	(.29)
Distributions from net realized gains	(1.23)		(1.53)	(.18)	-	-	-
Total dividends and distributions	(1.34)		(1.80)	(.58)	(.49)	(.27)	(.29)
Net asset value, end of period	$13.64		$13.39	$17.19	$14.15	$11.86	$10.64
Total Return(b):	13.46%		(12.77)%	26.17%	23.97%	14.16%	10.96%

Ratios/Supplemental Data:
Net assets, end of period (000,000)	$210		$197	$234	$133	$115	$103
Average net assets (000,000)	$195		$223	$186	$129	$111	$103
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58%	(d)	.54%	.52%	.55%	.57%	.59%
Expenses before waivers and/or expense reimbursement	.58%	(d)	.54%	.52%	.55%	.57%	.59%
Net investment income (loss)	1.56%	(d)	1.93%	2.50%	2.31%	2.83%	3.09%
Portfolio turnover rate	21%	(e)	51%	42%	44%	37%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

36

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Utility Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON UTILITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PRUAX	PRUTX	PCUFX	JDURX	PRUZX
CUSIP	74441P858	74441P841	74441P833	74441P825	74441P817

MF105E2    0294354-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:        Prudential Sector Funds, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	July 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	July 20, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	July 20, 2016